Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
Company Insider Trading Policy; Trading Restrictions and Prohibitions
The Company’s Insider Trading Policy prohibits Company employees, directors, and consultants (and any member of such person’s immediate family) from the following activities:

•
engaging in any transactions in Company securities or any derivative security relating to any Company security, if the employee, director, or consultant is aware of material nonpublic information relating to the Company;

•
engaging in any transactions involving the purchase and sale of any of the securities of another company if the employee, director, or consultant is aware of material nonpublic information about that company;

•
passing on or “tipping” any nonpublic or confidential information on to others or recommending to anyone the purchase or sale of any securities when the employee, director or consultant is aware of such information;

•	engaging in any short selling in any Company equity securities, including any short sales against the box and other speculative hedging transactions; and

•
placing any Company securities in margin accounts or pledging any Company securities at any time when the employee, director or consultant is aware of material nonpublic information or otherwise is not permitted to trade in Company securities.

Designated Employees (as defined in the Insider Trading Policy) are also prohibited from engaging in any transaction in Company securities without pre-approval
from the Company’s Corporate Secretary or General Counsel. Designated Employees and Access Persons (as defined in the Insider Trading Policy) must also abide by the Company’s policies with respect to window and blackout periods for trading. The Company is also prohibited from engaging in any transaction in Company securities at any time based upon material nonpublic information about itself, consistent with applicable law.
We believe our Insider Trading Policy is reasonably designed to promote compliance with insider trading laws, rules and regulations and NASDAQ listing standards. A copy of our Insider Trading Policy can be found as an exhibit to the Company’s Form
10-K
for the fiscal year ended December 31, 2024.